Income Taxes	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Income Taxes

12.     Income Taxes

The reconciliation of income tax provision computed at Canadian statutory rates of 26.5% (2010 – 28%; 2009 - 30%) to the reported income tax provision is as follows:

	2011	2010	2009

Income tax benefit computed at Canadian statutory rates	$210,177	$263,300	$404,600
Stock-based compensation	(164,926)	(246,500)	(393,200)

	45,251	16,800	11,400
Change in future income taxes resulting from enacted tax rate reduction	(9,483)	(1,800)	(4,300)
Change in valuation allowance	(35,768)	(15,000)	(7,100)

Income tax provision	$-	$-	$-

The components of the future income tax assets are as follows:

	2011	2010

Non-capital losses	$351,843	$314,717
Oil and gas property interests	133,630	27,580
	485,473	342,297

Appropriate tax rate	25%	25%

Income tax asset	121,368	85,600
Valuation allowance	(121,368)	(85,600)

	$-	$-

The valuation allowance reflects the Company’s estimate that the tax assets more likely than not will not be realized.

The Company has accumulated non-capital losses for income tax purposes of $351,843. The losses expire as follows:

2014	$5,147
2015	56,870
2026	35,162
2027	73,391
2028	73,625
2029	38,149
2030	32,373
2031	37,126

$351,843